INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
5.	intangible assets

The following table summarizes our intangible assets:
	Period Ended
	June 30, 2015	December 31, 2014
Intangibles - Acquisition Diogenix (Preliminary IPRD)	$8,812	$—
Licenses	1,685	1,685

Accumulated amortization	(252)	(188)
Total licenses, net	1,433	1,497
Total intangible assets, net	$10,245	$1,497

Intangible assets are amortized over the expected remaining lives of the respective patents. As of June 30, 2015, amortization expense for the next five years is expected to be as follows:

2015 (remaining six months)	$64
2016	128
2017	128
2018	128
2019	128
thereafter	857
Total	$1,433

7.	intangible assets

Intangible assets consist of:	As of December 31,
	2014	2013
Intellectual properties	1,685	$681
Accumulated amortization	(188)	(70)
Total intangible assets, net	$1,497	$611

Intangible assets are amortized over the expected remaining useful lives. As of December 31, 2014, amortization expense for the next five years is expected to be as follows:

2015	$128
2016	128
2017	128
2018	128
2019	128
Thereafter	857
Total	$1,497